Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Breakdown of Goodwill by Business
The table below provides a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	Investment Services	(a)	Other	(a)	Consolidated
Balance at Dec. 31, 2015	$9,207	$8,366		$45		$17,618
Acquisition (dispositions)	29	(2)		—		27
Foreign currency translation	(238)	(91)		—		(329)
Other (b)	2	(4)		2		—
Balance at Dec. 31, 2016	$9,000	$8,269		$47		$17,316
Foreign currency translation	128	120		—		248
Balance at Dec. 31, 2017	$9,128	$8,389		$47		$17,564

(a)	Includes the reclassification of goodwill associated with credit-related activities from the Other segment to Investment Services in 2016.

(b)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Breakdown of Intangible Assets by Business
The table below provides a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business (in millions)	Investment Management	Investment Services	Other	Consolidated
Balance at Dec. 31, 2015	$1,807	$1,186	$849	$3,842
Acquisitions	30	2	—	32
Amortization (a)	(82)	(155)	—	(237)
Foreign currency translation	(38)	(1)	—	(39)
Balance at Dec. 31, 2016	$1,717	$1,032	$849	$3,598
Amortization	(60)	(149)	—	(209)
Foreign currency translation	17	5	—	22
Balance at Dec. 31, 2017	$1,674	$888	$849	$3,411

(a)	Includes $6 million of impairment charges related to the write-down of intangible assets in the Investment Management business, to their respective fair values.

Breakdown of Intangible Assets by Type
The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2017				Dec. 31, 2016
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization: (a)
Customer relationships—Investment Management	$1,262	$(1,015)	$247	11 years	$1,439	$(1,136)	$303
Customer contracts—Investment Services	2,260	(1,744)	516	10 years	2,249	(1,590)	659
Other	42	(23)	19	5 years	37	(33)	4
Total subject to amortization	3,564	(2,782)	782	10 years	3,725	(2,759)	966
Not subject to amortization: (b)
Tradenames	1,334	N/A	1,334	N/A	1,348	N/A	1,348
Customer relationships	1,295	N/A	1,295	N/A	1,284	N/A	1,284
Total not subject to amortization	2,629	N/A	2,629	N/A	2,632	N/A	2,632
Total intangible assets	$6,193	$(2,782)	$3,411	N/A	$6,357	$(2,759)	$3,598

(a)	Excludes fully amortized intangible assets.

(b)	Intangible assets not subject to amortization have an indefinite life.

Estimated Annual Amortization Expense
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2018	$180
2019	116
2020	102
2021	79
2022	60